Investment in associate company (Tables)	12 Months Ended
Dec. 31, 2017
Investment in associate company (Tables) [Abstract]
Investment in associate company	Note 15 - Investment in associate company
(Dollars in thousands)	2017	2016
Investment in associate company	$3,992	$3,412

Details of associate company
Details of associate are as follows:

Name of associate	Principal activities	Place of incorporation and business	Effective equity interest
			2017	2016
Goodwood Ship Management Pte. Ltd.	Ship management	Singapore	50%	50%

Share of Profit of the Associate (Equity Method)
The following summarizes the share of profit of the associate that are accounted for using the equity method:

(Dollars in thousands)	2017	2016
Company's share of
- Profit after taxation	$802	$649
- Other comprehensive income for the year, net of tax	$193	$28
- Total comprehensive income for the year	$995	$677